UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-08599

DWS Equity Trust

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 04/30/07

Date of reporting period: 07/31/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2007 (Unaudited)

DWS Disciplined Long/Short Value Fund

	Shares	Value ($)

Long Positions 117.9%
Common Stocks 116.1%
Consumer Discretionary 9.5%
Hotels Restaurants & Leisure 1.9%
Darden Restaurants, Inc. (a)	3,200	136,224
Yum! Brands, Inc. (a)	3,600	115,344

		251,568
Household Durables 1.9%
Centex Corp. (a)	3,700	138,047
NVR, Inc.* (a)	200	115,696

		253,743

Media 2.5%
McGraw-Hill Companies, Inc. (a)	200	12,100
The DIRECTV Group, Inc.* (a)	6,000	134,460
Walt Disney Co. (a)	5,600	184,800

		331,360
Multiline Retail 1.2%
Family Dollar Stores, Inc. (a)	4,000	118,480
Macy's, Inc. (a)	1,200	43,284

		161,764
Specialty Retail 1.9%
American Eagle Outfitters, Inc. (a)	5,400	131,004
Chico's FAS, Inc.* (a)	6,500	125,840

		256,844
Textiles, Apparel & Luxury Goods 0.1%
Polo Ralph Lauren Corp. (a)	200	17,870
Consumer Staples 6.1%
Beverages 1.2%
Coca-Cola Enterprises, Inc. (a)	6,800	154,088
Food & Staples Retailing 1.0%
Kroger Co. (a)	5,400	140,184
Food Products 2.1%
General Mills, Inc. (a)	2,600	144,612
The J.M. Smucker Co. (a)	2,500	139,525

		284,137
Household Products 1.1%
Kimberly-Clark Corp. (a)	1,200	80,724
Procter & Gamble Co. (a)	1,100	68,046

		148,770
Tobacco 0.7%
Altria Group, Inc. (a)	1,400	93,058
Energy 20.1%
Energy Equipment & Services 2.0%
Patterson-UTI Energy, Inc. (a)	5,600	128,240
Unit Corp.* (a)	2,400	132,144

		260,384
Oil, Gas & Consumable Fuels 18.1%
Chevron Corp. (a)	5,600	477,456
ConocoPhillips (a)	1,600	129,344
Devon Energy Corp. (a)	2,600	193,986
EOG Resources, Inc. (a)	2,300	161,230
ExxonMobil Corp. (a)	9,800	834,274
Frontier Oil Corp. (a)	3,400	131,682
Hess Corp. (a)	2,900	177,480
Marathon Oil Corp. (a)	3,800	209,760
Tesoro Corp. (a)	2,100	104,580

		2,419,792
Financials 29.3%
Capital Markets 6.2%
Lehman Brothers Holdings, Inc. (a)	2,800	173,600
Merrill Lynch & Co., Inc. (a)	2,800	207,760
Morgan Stanley (a)	3,700	236,319

The Goldman Sachs Group, Inc. (a)	1,100	207,174

		824,853
Commercial Banks 5.6%
PNC Financial Services Group, Inc. (a)	2,500	166,625
US Bancorp (a)	6,100	182,695
Wachovia Corp. (a)	6,000	283,260
Wells Fargo & Co. (a)	3,400	114,818

		747,398
Diversified Financial Services 9.0%
Bank of America Corp. (a)	10,700	507,394
Citigroup, Inc. (a)	6,200	288,734
JPMorgan Chase & Co. (a)	9,100	400,491

		1,196,619
Insurance 6.2%
ACE Ltd. (a)	2,800	161,616
Allied World Assurance Holdings Ltd. (a)	2,800	132,860
American International Group, Inc. (a)	1,500	96,270
Endurance Specialty Holdings Ltd. (a)	3,600	134,640
Lincoln National Corp. (a)	2,500	150,800
XL Capital Ltd. "A" (a)	2,000	155,720

		831,906
Real Estate Investment Trusts 2.3%
Apartment Investment & Management Co. "A" (REIT) (a)	500	21,125
Boston Properties, Inc. (REIT) (a)	200	18,898
Equity Residential (REIT) (a)	1,100	43,791
Host Hotels & Resorts, Inc. (REIT) (a)	1,900	40,128
iStar Financial, Inc. (REIT) (a)	600	21,798
Kimco Realty Corp. (REIT) (a)	400	14,932
Mack-Cali Realty Corp. (REIT) (a)	500	19,300
ProLogis (REIT) (a)	500	28,450
Public Storage (REIT) (a)	300	21,027
Simon Property Group, Inc. (REIT) (a)	200	17,306
SL Green Realty Corp. (REIT) (a)	100	12,142
Vornado Realty Trust (REIT) (a)	500	53,515

		312,412
Health Care 8.2%
Biotechnology 0.7%
Gilead Sciences, Inc.* (a)	2,400	89,352
Health Care Providers & Services 2.1%
Coventry Health Care, Inc.* (a)	2,400	133,944
Humana, Inc.* (a)	2,300	147,407

		281,351
Life Sciences Tools & Services 1.0%
Invitrogen Corp.* (a)	1,900	136,420
Pharmaceuticals 4.4%
Eli Lilly & Co. (a)	3,300	178,497
Endo Pharmaceuticals Holdings, Inc.* (a)	4,100	139,441
Merck & Co., Inc. (a)	400	19,860
Pfizer, Inc. (a)	7,000	164,570
Sepracor, Inc.* (a)	3,300	92,829

		595,197

Industrials 11.9%
Aerospace & Defense 3.3%
General Dynamics Corp. (a)	2,400	188,544
Honeywell International, Inc. (a)	1,900	109,269
Lockheed Martin Corp. (a)	1,400	137,872

		435,685
Airlines 1.3%
Delta Air Lines, Inc.* (a)	2,400	42,768
US Airways Group, Inc.* (a)	4,300	133,343

		176,111
Industrial Conglomerates 4.9%
General Electric Co. (a)	12,600	488,376
Tyco International Ltd. (a)	3,600	170,244

		658,620
Machinery 2.4%
Caterpillar, Inc. (a)	1,800	141,840
Manitowoc Co., Inc. (a)	700	54,369
PACCAR, Inc. (a)	1,500	122,730

		318,939
Information Technology 9.0%
Computers & Peripherals 3.5%
Hewlett-Packard Co. (a)	2,300	105,869
International Business Machines Corp. (a)	1,900	210,235
NCR Corp.* (a)	2,900	151,438

		467,542
IT Services 2.1%
Accenture Ltd. "A" (a)	3,300	139,029
Computer Sciences Corp.* (a)	1,000	55,680
Convergys Corp.* (a)	2,700	51,435
Total System Services, Inc. (a)	1,200	33,756

		279,900
Semiconductors & Semiconductor Equipment 2.4%
MEMC Electronic Materials, Inc.* (a)	2,400	147,168
NVIDIA Corp.* (a)	3,700	169,312

		316,480
Software 1.0%
Microsoft Corp. (a)	4,600	133,354
Materials 8.4%
Chemicals 3.1%
Albemarle Corp. (a)	1,700	68,391
Cabot Corp. (a)	2,900	117,102
Chemtura Corp. (a)	9,000	93,870
Lubrizol Corp. (a)	2,200	137,852

		417,215
Containers & Packaging 1.9%
Smurfit-Stone Container Corp.* (a)	10,900	128,511
Sonoco Products Co. (a)	3,400	124,678

		253,189
Metals & Mining 3.4%
Freeport-McMoRan Copper & Gold, Inc. (a)	1,800	169,164
Nucor Corp. (a)	2,800	140,560

Titanium Metals Corp.* (a)	4,400	147,048

		456,772
Telecommunication Services 8.5%
Diversified Telecommunication Services 6.1%
AT&T, Inc. (a)	7,500	293,700
Embarq Corp. (a)	2,500	154,475
Verizon Communications, Inc. (a)	8,700	370,794

		818,969
Wireless Telecommunication Services 2.4%
Telephone & Data Systems, Inc. (a)	2,100	139,440
United States Cellular Corp.* (a)	1,800	174,600

		314,040
Utilities 5.1%
Electric Utilities 2.9%
Duke Energy Corp. (a)	4,500	76,635
FirstEnergy Corp. (a)	2,100	127,575
Southern Co. (a)	5,400	181,656

		385,866
Multi-Utilities 2.2%
PG&E Corp. (a)	3,400	145,554
Sempra Energy (a)	2,800	147,616

		293,170

Total Common Stocks (Cost $16,153,301)		15,514,922
	Principal Amount ($)	Value ($)
Government & Agency Obligations 0.8%
US Treasury Obligations
US Treasury Bill, 4.815%**, 10/18/2007 (b) (Cost $113,800)	115,000	113,810
	Shares	Value ($)
Cash Equivalents 1.0%
Cash Management QP Trust, 5.35% (c) (Cost $127,414)	127,414	127,414
	% of Net Assets	Value ($)

Total Long Positions (Cost $16,394,515)	117.9	15,756,146
Other Assets and Liabilities, Net	21.3	2,857,462
Notes Payable	(19.7)	(2,638,000)
Securities Sold Short	(19.5)	(2,610,017)

Net Assets	100.0	13,365,591

	Shares	Value ($)

Common Stocks Sold Short 19.5%
Consumer Discretionary 0.7%
Multiline Retail
Dillard's, Inc. "A"	3,100	92,659

Consumer Staples 0.7%
Food Products
Archer-Daniels-Midland Co.	2,700	90,720
Energy 5.2%
Energy Equipment & Services 2.5%
BJ Services Co.	600	15,690
Oceaneering International, Inc.*	2,600	146,016
Smith International, Inc.	2,800	171,948

		333,654
Oil, Gas & Consumable Fuels 2.7%
Helix Energy Solutions Group, Inc.*	3,400	132,430
Peabody Energy Corp.	2,800	118,328
Plains Exploration & Production Co.*	2,500	108,025

		358,783
Health Care 2.1%
Biotechnology
Amylin Pharmaceuticals, Inc.*	3,200	148,832
Millennium Pharmaceuticals, Inc.*	13,000	131,170

		280,002
Industrials 1.9%
Aerospace & Defense 1.0%
BE Aerospace, Inc.*	3,300	133,848
Industrial Conglomerates 0.9%
McDermott International, Inc.*	1,500	124,410
Information Technology 4.1%
Communications Equipment 1.7%
Ciena Corp.*	4,500	164,385
Corning, Inc.*	2,600	61,984

		226,369
Semiconductors & Semiconductor Equipment 2.4%
Cypress Semiconductor Corp.*	6,300	157,878
International Rectifier Corp.*	3,600	132,156
LSI Corp.*	4,600	33,120

		323,154
Materials 3.0%
Chemicals 0.9%
Westlake Chemical Corp.	5,000	124,900
Metals & Mining 1.1%
AK Steel Holding Corp.*	3,600	143,892
Paper & Forest Products 1.0%
Louisiana-Pacific Corp.	7,100	131,492
Telecommunication Services 0.9%
Diversified Telecommunication Services
Level 3 Communications, Inc.*	22,700	118,721
Utilities 0.9%
Independent Power Producers & Energy Traders
Dynegy, Inc. "A"*	14,300	127,413

Total Common Stocks Sold Short (Proceeds $2,630,870)		2,610,017

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
**		Annualized yield at time of purchase; not a coupon rate.
(a)		Securities are pledged, in whole or in part, as collateral for short sales.
(b)		At July 31, 2007, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
REIT: Real Estate Investment Trust
At July 31, 2007, open future contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Depreciation ($)

S&P Mini 500 Index	9/21/2007	8	616,585	584,760	(31,825)

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Disciplined Long/Short Value Fund, a series of DWS Equity Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 14, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Disciplined Long/Short Value Fund, a series of DWS Equity Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 14, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        September 14, 2007